Consolidated Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement Of Operations
Revenue
Cost of revenues
Gross profit
Operating expenses
Payroll and related expenses	$ 214,925	$ 197,511	$ 1,056,621	$ 29,485
Consulting	130,423	6,502,145	8,436,442	1,472,444
Professional fees	147,860	103,898	946,273	491,643
Research and development	299,645	176,074	1,518,807	486,160
General and administrative	489,277	8,106,259	11,602,139	395,476
Total operating expenses	1,282,130	15,085,887	23,560,282	2,875,208
Operating loss	(1,282,130)	(15,085,887)	(23,560,282)	(2,875,208)
Other income and (expenses)
Interest expense, net	$ (1,958)	$ (7,839)	$ (14,966)	(181,861)
Gain on settlement of debt				19,475
Net loss	$ (1,284,088)	$ (15,093,726)	$ (23,575,248)	$ (3,037,594)
Less: Noncontrolling interest in net loss	(5,652)		(12,269)
Net loss to HPEV shareholders	$ (1,278,436)	$ (15,093,726)	$ (23,562,979)	$ (3,037,594)
Net loss per common share: Basic and diluted	$ (0.02)	$ (0.30)	$ (0.42)	$ (0.07)
Weighted average common shares outstanding: Basic and diluted	61,583,086	50,511,090	56,742,881	45,327,116